Business and Summary of Significant Accounting Policies (Franchising) (Details) (Franchise [Member])	12 Months Ended
	Jan. 01, 2013 restaurant	Jan. 03, 2012 restaurant	Dec. 28, 2010 restaurant	Oct. 01, 2013 restaurant
Franchise [Member]
Franchisor Disclosure [Line Items]
Number of restaurants	51	45	43	58
Number of restaurants opened during period	6	2	0